Schedule of Investments (unaudited)	iShares® Global Consumer Staples ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Coles Group Ltd.	357,131	$4,659,875
Endeavour Group Ltd.	340,642	1,671,651
Treasury Wine Estates Ltd.	192,018	1,731,299
Woolworths Group Ltd.	324,503	8,970,408
		17,033,233
Belgium — 1.3%
Anheuser-Busch InBev SA/NV	232,629	14,025,191

Brazil — 0.5%
Ambev SA, ADR	1,176,558	3,294,362
BRF SA, ADR(a)(b)	131,366	537,287
Natura & Co. Holding SA, ADR(a)(b)	108,291	1,003,858
		4,835,507
Canada — 1.9%
Alimentation Couche-Tard Inc.	226,519	9,490,894
George Weston Ltd.	19,039	2,207,407
Loblaw Companies Ltd.	44,175	3,619,350
Metro Inc.	65,198	3,469,805
Saputo Inc.	63,524	1,431,230
		20,218,686
Chile — 0.1%
Cencosud SA	356,523	596,297

Denmark — 0.4%
Carlsberg A/S, Class B	26,801	4,627,132

Finland — 0.2%
Kesko OYJ, Class B	73,901	2,463,179

France — 5.5%
Carrefour SA	166,342	3,049,628
Danone SA	184,064	11,441,319
L’Oreal SA	65,739	31,345,188
Pernod Ricard SA	54,200	13,039,308
		58,875,443
Germany — 0.8%
Beiersdorf AG	26,518	2,718,229
HelloFresh SE(a)	46,462	3,560,757
Henkel AG & Co. KGaA	26,383	2,056,584
		8,335,570
Ireland — 0.5%
Kerry Group PLC, Class A	41,171	5,311,704

Japan — 5.9%
Aeon Co. Ltd.	234,317	5,521,957
Ajinomoto Co. Inc.	147,100	4,478,034
Asahi Group Holdings Ltd.	135,498	5,274,772
Japan Tobacco Inc.	293,800	5,932,392
Kao Corp.	127,000	6,651,536
Kikkoman Corp.	51,800	4,362,132
Kirin Holdings Co. Ltd.	223,196	3,594,990
MEIJI Holdings Co. Ltd.	39,100	2,334,026
Nissin Foods Holdings Co. Ltd.	22,100	1,612,932
Seven & i Holdings Co. Ltd.	213,737	9,401,861
Shiseido Co. Ltd.	107,200	5,980,309
Unicharm Corp.	119,900	5,216,509
Yakult Honsha Co. Ltd.	43,020	2,244,320
		62,605,770

Security	Shares	Value

Mexico — 0.8%
Fomento Economico Mexicano SAB de CV	495,975	$3,859,185
Wal-Mart de Mexico SAB de CV	1,353,541	5,029,959
		8,889,144
Netherlands — 1.8%
Heineken Holding NV	27,331	2,520,050
Heineken NV	63,217	7,114,422
Koninklijke Ahold Delhaize NV	280,019	9,609,226
		19,243,698
Norway — 0.5%
Mowi ASA	119,193	2,820,908
Orkla ASA	204,342	2,048,234
		4,869,142
Sweden — 0.8%
Essity AB, Class B	161,242	5,260,487
Swedish Match AB	421,153	3,343,400
		8,603,887
Switzerland — 10.0%
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	282	3,908,758
Chocoladefabriken Lindt & Spruengli AG, Registered	29	3,889,157
Nestle SA, Registered	710,009	99,129,531
		106,927,446
United Kingdom — 12.6%
Associated British Foods PLC	96,595	2,644,186
British American Tobacco PLC	613,151	22,767,343
Diageo PLC	625,249	34,186,138
Imperial Brands PLC	254,154	5,569,732
J Sainsbury PLC	474,547	1,773,840
Ocado Group PLC(a)	172,524	3,925,152
Reckitt Benckiser Group PLC	197,181	16,974,053
Tesco PLC	2,070,479	8,151,628
Unilever PLC	705,057	37,823,803
		133,815,875
United States — 54.0%
Altria Group Inc.	492,281	23,329,197
Archer-Daniels-Midland Co.	149,761	10,122,346
Brown-Forman Corp., Class B, NVS	48,753	3,552,144
Campbell Soup Co.	54,095	2,350,969
Church & Dwight Co. Inc.	65,655	6,729,637
Clorox Co. (The)	33,080	5,767,829
Coca-Cola Co. (The)	826,898	48,960,631
Colgate-Palmolive Co.	225,834	19,272,673
Conagra Brands Inc.	128,462	4,386,977
Constellation Brands Inc., Class A	44,007	11,044,437
Costco Wholesale Corp.	85,787	48,701,280
Estee Lauder Companies Inc. (The), Class A	62,141	23,004,598
General Mills Inc.	162,302	10,935,909
Hershey Co. (The)	39,180	7,580,155
Hormel Foods Corp.	76,205	3,719,566
JM Smucker Co. (The)	28,959	3,933,211
Kellogg Co.	68,444	4,409,162
Kimberly-Clark Corp.	90,170	12,887,096
Kraft Heinz Co. (The)	190,019	6,821,682
Kroger Co. (The)	182,041	8,239,176
Lamb Weston Holdings Inc.	38,869	2,463,517
McCormick & Co. Inc./MD, NVS	67,188	6,491,033
Molson Coors Beverage Co., Class B	51,085	2,367,790
Mondelez International Inc., Class A	373,828	24,788,535
Monster Beverage Corp.(a)	100,484	9,650,483

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PepsiCo Inc.	273,148	$47,448,539
Philip Morris International Inc.	417,197	39,633,715
Procter & Gamble Co. (The)	609,934	99,773,004
Sysco Corp.	137,677	10,814,528
Tyson Foods Inc., Class A	78,838	6,871,520
Walgreens Boots Alliance Inc.	192,217	10,026,039
Walmart Inc.	331,567	47,974,429
		574,051,807
Total Common Stocks — 99.2%
(Cost: $949,348,170)		1,055,328,711

Preferred Stocks

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	47,552	3,837,023

Total Preferred Stocks — 0.4%
(Cost: $4,880,708)		3,837,023

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	1,137,447	1,137,788

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	747,000	$747,000
		1,884,788
Total Short-Term Investments — 0.2%
(Cost: $1,884,889)		1,884,788

Total Investments in Securities — 99.8%
(Cost: $956,113,767)		1,061,050,522

Other Assets, Less Liabilities — 0.2%		2,470,560

Net Assets — 100.0%		$1,063,521,082

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,545,992	$—	$(407,814	)(a)	$(289)	$(101)	$1,137,788	1,137,447	$3,899	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	847,000	—	(100,000	)(a)	—	—	747,000	747,000	47		—
					$(289)	$(101)	$1,884,788		$3,946		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	43	03/18/22	$3,333	$89,433
Euro STOXX 50 Index	8	03/18/22	389	7,680
FTSE 100 Index	6	03/18/22	596	6,505
				$103,618

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$616,389,356	$438,939,355	$—	$1,055,328,711
Preferred Stocks	—	3,837,023	—	3,837,023
Money Market Funds	1,884,788	—	—	1,884,788
	$618,274,144	$442,776,378	$—	$1,061,050,522
Derivative financial instruments(a)
Assets
Futures Contracts	$89,433	$14,185	$—	$103,618

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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